Stock Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 11 – Stock Based Compensation

The Bancorp’s 2004 Stock Option Plan (the Plan), which is stockholder-approved, permits the grant of share options to its employees for up to 250,000 shares of common stock. Awards granted under the Plan may be in the form of incentive stock options, non-incentive stock options, or restricted stock. The purposes of the Plan are to attract and retain the best available personnel, to provide additional incentives for all employees and to encourage their continued employment by facilitating employees’ purchases of an equity interest in the Bancorp. Option awards are generally granted with an exercise price equal to the market price of the Bancorp’s common stock at the date of grant; those option awards have five year vesting periods and have ten year contractual terms. No expense was charged against income for incentive stock options during 2013. Total compensation cost that has been charged against income for incentive stock options was approximately $1,000 for 2012.

The fair value of each incentive stock option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model. Expected volatilities are based on historical volatilities of the Company’s common stock. No incentive stock options were granted during 2013 or 2012. The Company uses historical data to estimate option exercise and post-vesting termination behavior. The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

A summary of the Bancorp’s stock option activity for 2013 and 2012 follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	40,500	$25.30
Granted	-	-
Exercised	-	-
Forfeited or expired	(14,550)	22.15
Outstanding at end of year	25,950	$27.06	0.7	$-
Vested or expected to vest	25,950	$27.06	0.7	$-
Exercisable at December 31, 2012	24,950	$27.01	0.5	$-

Outstanding at January 1, 2013	25,950	27.06
Granted	-	-
Exercised	-	-
Forfeited or expired	(19,600)	26.17
Outstanding at end of year	6,350	$29.82	0.5	$-
Vested or expected to vest	6,350	$29.82	0.5	$-
Exercisable at December 31, 2013	6,350	$29.82	0.5	$-

As of December 31, 2013, there were no unrecognized compensation costs related to non-vested incentive stock options granted under the Plan.

Restricted stock awards are generally granted with an award price equal to the market price of the Bancorp’s common stock on the award date. Restricted stock awards have been issued with a five year vesting period. Forfeiture provisions exist for personnel that separate employment before the vesting period expires. Compensation expense related to restricted stock awards are recognized over the vesting period. Total compensation cost that has been charged against income for those plans was approximately $40,000 and $15,000 for 2013 and 2012, respectively.

A summary of changes in the Bancorp’s non-vested restricted stock for 2013 and 2012 follows:

Non-vested Shares	Shares	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2012	3,750	$25.72
Granted	-	-
Vested	(350)	29.75
Forefited	-	$-
Non-vested at December 31, 2012	3,400	20.15

Non-vested at January 1, 2013	3,400	$20.15
Granted	8,450	22.49
Vested	(600)	27.25
Forefited	(150)	21.00
Non-vested at December 31, 2013	11,100	$21.54

As of December 31, 2013, there was approximately $165,000 of total unrecognized compensation cost related to non-vested restricted shares granted under the Plan. The cost is expected to be recognized over a weighted-average period of 3.4 years.